Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Schedule of Level 1 and Level 3 Fair Value Financial Assets	The following table presents the level 1 and level 3 fair value financial assets - investments in shares and warrants as of June 30, 2024, and December 31, 2023
	June 30, 2024			December 31, 2023
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Safe Foods Inc. shares	1	-	1	4	-	4
Maris-Tech Ltd. shares	150	-	150	107	-	107
Maris-Tech Ltd. warrants	-	9	9	-	12	12
Tondo Smart Ltd. shares	91	-	91	106	-	106
Safee shares	-	400	400	-	400	400
SciSparc shares	3	-	3	83	-	83
Polyrizon warrants	-	289	289	-	105	105
Jeffs’ Brands warrants	8	78	86	-	-	-
Jeffs’ Brands shares	125	-	125
Elbit Imaging Ltd. shares	405	-	405	468	-	468
Hydreight Technologies Inc. shares	74	-	74	104	-	104
Clearmind Medicine Inc. warrants	-	1	1	-	3	3
Clearmind Medicine Inc. shares	13	-	13	21	-	21
Metagramm shares	-	250	250	-	250	250
Colugo Systems Ltd. shares	-	400	400	-	400	400
Bubbles Intergroup Ltd. shares	103	-	103	98	-	98
Automax Ltd warrants	6	-	6	6	-	6
Automax Ltd. shares	175	-	175	324	-	324
Elbit Medical Technologies Ltd. shares	7	-	7	12	-	12
Parazero shares	1,389	-	1,389	1,436	-	1,436
Total	2,550	1,427	3,977	2,769	1,170	3,939
	June 30, 2024			December 31, 2023
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Loan to Revoltz	-	62	62	-	62	62
Loan to Polyrizon	-	-	-	-	78	78
Loan to Zig Miami 54 (note 3F)	-	1,533	1,533	-	1,545	1,545
Total	-	1,595	1,595	-	1,685	1,685

	June 30, 2024			December 31, 2023
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Shares receivable from the Amendment of the Buffalo Agreement (note 3I)	-	500	500	10	500	510
Total	-	500	500	10	500	510

Schedule of Fair Value of Financial Instruments	The following table presents the Level 1 financial assets – investments in shares and warrants roll-forward during the six months ended June 30, 2024:
	Safe Foods Inc shares	Tondo Smart Ltd shares	Bubbles Intergroup Ltd. shares	Jeffs’ Brands shares	Hydreight Technologies Inc shares	SciSparc shares	Maris-Tech Ltd. shares	Automax Ltd. warrants	Jeffs’ Brands warrants	Clearmind Medicine Inc. shares	Elbit Imaging Ltd. shares	Automax Ltd. shares	Parazero shares	Elbit Medical Technologies Ltd. shares	Total
	USD in thousands
Balance as of January 1, 2024	4	106	98	-	104	83	107	6	-	21	468	324	1,436	12	2,769
Deconsolidation of Jeffs’ Brands	-	-	-	1,393	-	(50)	-	-	42	-	-	-	-	-	1,385
Net changes at fair value recognized through profit or loss	(3)	(15)	5	(1,268)	(30)	(30)	43	1	(34)	(8)	(63)	(149)	(47)	(5)	(1,603)
Sale of securities	-	-	-	-	-	-	-	(1)	-	-	-	-	-	-	(1)
Balance as of June 30, 2024	1	91	103	125	74	3	150	6	8	13	405	175	1,389	7	2,550

The following table presents the Level 3 financial assets – investments in shares and warrants roll-forward during the six months ended June 30, 2024:
	Maris- Tech Ltd. shares and warrants	Polyrizon warrants	Clearmind Medicine Inc. warrants	Jeffs’ Brands warrants	Safee shares	Colugo Systems Ltd. shares	Metagramm shares	Total
	USD in thousands
Balance as of January 1, 2024	12	105	3	-	400	400	250	1,170
Net changes at fair value recognized through profit or loss	(3)	184	(2)	(39)	-	-	-	140
Deconsolidation of Jeffs’ Brands upon loss f control	-	-	-	117	-	-	-	117
Balance as of June 30, 2024	9	289	1	78	400	400	250	1,427
The following table presents the Level 3 financial assets – loans to associates and others roll-forward during the six months ended June 30, 2024:
	Loan to Revoltz	Loan to Polyrizon	Loan to Zig Miami 54	Total
	USD in thousands
Balance as of January 1, 2024	62	78	1,545	1,685
Net changes at fair value recognized through profit or loss		22	(12)	10
Loan conversion		(100)		(100)
Balance as of June 30, 2024	62	-	1,533	1,595
The following table presents the level 1 and level 3 fair value financial assets included in other receivables roll-forward during the six months ended June 30, 2024:
	Shares receivable	Total
	USD in thousands
Balance as of January 1, 2024	510	510
Transfer to investments in shares	(8)	(8)
Net changes at fair value recognized through profit or loss	(2)	-
Balance as of June 30, 2024	500	502

Warrants
USD in thousands
Balance as of January 1, 2024	1,897
Deconsolidation of Jeffs’ Brands upon loss of control	(1,874)
Viewbix June 2024 Facility Agreement (see note 3E)	2,286
Balance as of June 30, 2024	2,309

Schedule of Fair Value Through Profit or Loss at Level 3	The following table presents the financial liabilities that were measured at fair value through profit or loss at level 3:
	June 30, 2024	December 31, 2023
	USD in thousands
Warrants at fair value issued by subsidiaries	2,025	1,897
Embedded derivatives	284	-
	2,309	1,897